QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2015

ITEM 1. SCHEDULE OF INVESTMENTS for REMS Real Estate Value Opportunity Fund; REMS Real Estate Income 50/50 Fund; REMS International Real Estate Value Opportunity Fund (collectively, the “REMS Funds”)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	84.86%

	DIVERSIFIED/OTHER	17.91%
23,845	Alexander’s Inc.		$10,887,150
496,800	Forest City Enterprise, Inc., Class A		12,678,336
1,114,500	I Star Financial Inc.		14,488,500
517,942	Kennedy Wilson Holdings Inc.		13,539,004
310,902	Plum Creek Timber Co.		13,508,692
114,000	Vornado Realty Trust		12,768,000

			77,869,682

	HEALTHCARE	6.27%
140,600	Alexandria Real Estate Equities, Inc.		13,784,424
766,400	Physicians Realty Trust		13,496,304

			27,280,728

	HOTEL	8.68%
1,217,937	Felcor Lodging Trust Inc.		13,994,096
1,974,100	Hersha Hospitality Trust		12,772,427
185,400	Hyatt Hotels Corp.		10,979,388

			37,745,911

	MORTGAGE REIT	5.74%
586,900	Colony Financial Inc.		15,212,448
2,145,100	Resource Capital Corp.		9,738,754

			24,951,202

	MULTI-FAMILY	12.77%
344,200	American Homes 4 Rent - “A”		5,696,510
326,800	Apartment Investment & Management Co. “A”		12,862,848
181,082	Mid-America Apartment Communities, Inc.		13,992,206
126,500	Sun Communities, Inc.**		8,440,080
607,891	WCI Communities, Inc.*		14,558,989

			55,550,633

	OFFICE/INDUSTRIAL	17.84%
890,000	Brandwine Realty Trust		$14,222,200
630,200	Cousins Property		6,680,120
567,700	Duke Realty Corp.		12,358,829
127,700	Empire State Realty Trust Inc “A”		2,402,037
249,200	Liberty Property Trust		8,896,440
508,600	Mack-Cali Realty Corp.		9,805,808
247,500	Prologis Trust		10,781,100
785,217	Rexford Industrial Realty, Inc.		12,414,281

			77,560,815

	RETAIL	15.65%
371,100	Developers Diversified Realty Corp.		6,909,882
405,800	General Growth Properties, Inc.		11,991,390
714,300	Hudson’s Bay Co.		14,786,788
457,100	Kimco Realty Corp.		12,273,135
460,225	Kite Realty Group Trust		12,964,538
228,700	Ramco-Gershenson Properties Trust		4,253,820
205,400	Urban Edge Properties		4,867,980

			68,047,533

	TOTAL COMMON STOCKS		369,006,504

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	PREFERRED STOCK	5.03%

272,900	American Realty Cap, Series F, 6.700%		6,440,440
157,001	Felcor Lodging Trust Inc., Series C, 8.000%		4,011,376
231,600	ISTAR Financial Inc, Series I, 7.500%		5,729,784
250,400	Resource Capital Corp., Series B, 8.250%		5,694,096

			21,875,696

	TOTAL PREFERRED STOCKS		$21,875,696

	TOTAL LONG POSITIONS		$390,882,200

	MONEY MARKET
39,780,301	Money Market Fiduciary, 0.00274%	9.15%	$39,780,301

	NET INVESTMENTS IN SECURITIES	99.04%	430,662,501
	Other assets, net of liabilities	0.96%	4,199,753

	NET ASSETS	100.00%	$434,862,254

	SECURITIES SOLD SHORT	-6.80%

	EXCHANGE TRADED FUND	-4.83%
(249,600)	Vanguard REIT ETF		$(20,983,872)

	MULTI FAMILY	-1.43%
(133,400)	Boardwalk Real Estate Investment Trust		(6,208,693)

	REAL ESTATE DEVELOPMENT
(15,320)	The Howard Hughes Corp.	-0.55%	(2,374,906)

	TOTAL SECURITIES SOLD SHORT		$(29,567,471)

NOTES: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$369,006,504	-	-	$369,006,504
Preferred Stocks	21,875,696	-	-	21,875,696
Money Market	39,780,301	-	-	39,780,301

	$430,662,501	$-	$-	$430,662,501

ETF sold short	$(27,192,565)	-	-	$(27,192,565)
Common Stocks sold short	(2,374,906)	-	-	(2,374,906)

	$(29,567,471)	$-	$-	$(29,567,471)

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

At March 31, 2015, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $300,568,083 and the related tax-based net unrealized appreciation (depreciation) consists of:
Gross unrealized apprection	$91,303,970
Gross unrealized depreciation	(989,853)

Net unrealized appreciation (depreciation)	$90,314,117

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	LONG POSITIONS
	COMMON STOCKS	52.05%

	DIVERSIFIED/OTHER	8.95%
81,900	Plum Creek Timber Co., Inc.		$3,558,555
100,500	Washington REIT		2,776,815
42,900	WP Carey Inc.		2,917,200

			9,252,570

	HEALTHCARE	6.43%
158,100	Biomed Realty Trust Inc.		3,582,546
110,400	Healthcare Realty Trust		3,066,912

			6,649,458

	HOTEL	3.04%
486,500	Hersha Hospitality Trust		3,147,655

	MORTGAGE REIT	5.73%
127,100	Colony Financial Inc.		3,294,432
578,800	Resource Capital Corp.		2,627,752

			5,922,184

	MULTI-FAMILY	7.79%
45,400	Home Properties, Inc.		3,145,766
38,000	Mid-America Apartment Communities, Inc.		2,936,260
29,600	Sun Communities, Inc.		1,974,912

			8,056,938

	OFFICE/INDUSTRIAL	10.92%
202,900	Brandywine Realty Trust		3,242,342
127,400	Columbia Property Trust, Inc.		3,442,348
69,800	Duke Realty Corp.		1,519,546
86,600	Liberty Property Trust		3,091,620

			11,295,856

	RETAIL	9.18%
109,200	Agree Realty Corp		3,600,324
104,100	Kite Realty Group		2,932,497
159,400	Ramco-Gerhenson Properties Trust		2,964,840

			9,497,661

	TOTAL COMMON STOCKS		53,822,322

	PREFERRED STOCK	43.48%

	CONVERTIBLE PREFERRED	0.97%
15,100	Ramco-Gershenson Properties Trust, Series D, 7.250%		$1,007,019

	DIVERSIFIED/OTHER	4.54%
72,300	Digital Realty Trust, Series G, 5.875%		1,753,998
28,500	Public Storage, Series A, 5.8750%*		726,180
24,046	Public Storage, Series Y, 6.3750%		646,356
64,400	Vornado Realty Trust, Series L, 5.400%		1,565,564

			4,692,098

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	HEALTHCARE	2.68%
50,000	Alexandria Real Estate Equities, Inc., Series E, 6.450%		1,298,000
55,437	Sabra Health Care Reit, Inc., Series A, 7.125%		1,474,624

			2,772,624

	HOTEL	3.44%
24,600	Felcor Lodging Trust Inc., Series C, 8.000%		628,530
23,500	Hersha Hospitality Trust, Series B, 8.000%		612,175
31,800	Hersha Hospitality Trust, Series C, 6.875%		803,586
60,000	LaSalle Hotel Properties, Series I, 6.375%		1,512,000

			3,556,291

	MORTGAGE REIT	9.48%
62,100	Annaly Capital Management, Series C, 7.625%		1,566,162
28,500	Annaly Capital Management, Series D, 7.500%		717,345
31,300	Colony Financial Inc., Series A, 8.500%		832,580
50,000	Colony Financial Inc., Series B, 7.500%		1,285,500
48,400	ISTAR Financial Inc, Series D, 8.000%		1,210,000
50,200	ISTAR Financial Inc., Series I, 7.500%		1,241,948
54,900	Northstar Realty Financial, Series B, 8.250%		1,397,754
68,300	Resource Capital Corp., Series B, 8.250%		1,553,142

			9,804,431

	MULTI-FAMILY	3.65%
30,510	Apartment Investment & Management Co., Series Z, 7.000%		782,276
54,100	Equity Lifestyle Properties, Series C, 6.750%		1,422,830
60,500	Sun Communities Inc., Series A, 7.125%		1,564,530

			3,769,636

	INDUSTRIAL	1.93%
39,560	PS Business Parks, Inc., Series T, 6.000%		$988,605
40,933	PS Business Parks, Inc., Series U, 5.750%		1,001,221

			1,989,826

	OFFICE	5.03%
56,900	Boston Properties, Inc., Series B, 5.250%		1,394,050
23,908	Brandywine Realty Trust, Series E, 6.900%		627,585
65,637	Kilroy Realty Corp., Series H, 6.375%		1,675,713
57,300	SL Green Realty Corp., Series I, 6.500%		1,504,125

			5,201,473

	RETAIL	11.76%
61,000	CBL & Associates Properties, Inc., Series D, 7.375%		1,540,860
29,900	Developers Diversified Realty Corp., Series J, 6.500%		763,646
39,600	Developers Diversified Realty Corp., Series K, 6.250%		1,011,780
39,200	Entertainment Property Trust, Series F, 6.625%		1,019,200
52,600	General Growth Properties, Inc., Series A, 6.375%		1,341,300
62,200	Regency Centers Corp., Series G, 6.000%		1,555,000
32,100	Saul Centers, Inc., Series C, 6.875%		844,551
49,500	Taubman Centers Inc., Series K, 6.250%		1,245,915
49,700	Urstadt Biddle Properties, Inc., Series F, 7.125%		1,317,547
56,800	WP Glimcher, Inc., Series I, 6.875%		1,526,216

			12,166,015

	TOTAL PREFERRED STOCKS		44,959,413

	TOTAL LONG POSITIONS		98,781,735

	MONEY MARKET
3,785,225	Money Market Fiduciary, 0.00274%	3.66%	3,785,225

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	NET INVESTMENTS IN SECURITIES	99.18%	102,566,960
	Other assets, net of liabilities	0.82%	846,798

	NET ASSETS	100.00%	$103,413,758

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	53,822,322	0	0	53,822,322
Preferred Stocks	44,959,413			44,959,413
Money Market	3,785,225	0	0	3,785,225

	102,566,960	0	0	102,566,960

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

At March 31, 2015, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $83,232,011 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized apprection	15,742,273
Gross unrealized depreciation	(192,549)

Net unrealized appreciation (depreciation)	15,549,724

REMS INTERNATIONAL REAL ESTATE VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCK	50.43%

	Diversified	12.51%
27,000	Kennedy Wilson Europe Real Estate		$440,187
175,300	Mirvac Group		268,378
232,000	Soundwill Holdings		378,851

			1,087,416

	Hotel	3.79%
38,700	Millennium & Copthorne Hotels		329,533

	Office/Industrial	22.11%
15,074	CA Immobilien Anlagen AG		283,002
47,200	DIC Asset AG		472,863
2,500	Gecina SA		338,306
258,800	Global Logistic Properties Limited		499,723
32,700	NTT Urban Development Corp.		327,723

			1,921,617

	Retail	12.01%
26,100	Hudson Bay Co.		540,298
13,700	Iguatemi Empresa de Shopping Centers SA		121,049
7,800	Vastnet Retail NV		382,410

			1,043,757

	TOTAL COMMON STOCK		4,382,323

	MONEY MARKET	50.53%
4,390,155	Money Market Fiduciary, 0.00274%		4,390,155

	NET INVESTMENTS IN SECURITIES	100.96%	8,772,478
	Liabilities, net of other assets	-0.96%	(83,136)

	NET ASSETS	100.00%	$8,689,342

	SECURITIES SOLD SHORT	-1.07%

	COMMON STOCK

	Residential	-1.07%
(2,000)	Boardwalk Real Estate Investment Trust		(93,084)

	TOTAL SECURITIES SOLD SHORT		$(93,084)

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$4,382,323	-	-	$4,382,323
Money Market	4,390,155	-	-	$4,390,155

	$8,772,478	-	-	$8,772,478

Common Stocks sold short	($93,084)	-	-	($93,084)

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

At March 31, 2015, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $4,014,564 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized apprection	$397,239
Gross unrealized depreciation	(29,480)

Net unrealized appreciation (depreciation)	$367,759

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By:  /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: May 26, 2015

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: May 26, 2015